Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Assets:
Cash	$ 238,567	$ 749,737		$ 2,043
Prepaid expenses	45,748	114,937		20,000
Total current assets	284,315	864,674		22,043
Investments held in Trust Account	172,516,064	172,505,514
Total assets	172,800,379	173,370,188		22,043
Liabilities and Shareholders’ Equity:
Accounts payable and accrued expenses	575,746	73,756		20,000
Total current liabilities	575,746	73,756		20,000
Warrant liability	13,989,750	7,141,500
Total liabilities	14,565,496	7,215,256		20,000
Commitments Contingencies
Class A common stock subject to possible redemption ; 16,115,493 shares and 0 shares at March 31, 2021 and 2020, respectively (at redemption value of $10.00 per share)		172,500,000
Class A common stock subject to possible redemption; 17,250,000 shares at September 30, 2021 and March 31, 2021, respectively (at redemption value of $10.00 per share)	172,500,000	172,500,000
Shareholders’ deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Class A common stock, value
Class B common stock, value	431	431		431
Additional paid-in capital				148,269
Retained earnings (accumulated deficit)	(14,265,548)	(6,345,499)		(146,657)
Total shareholders’ deficit	(14,265,117)	(6,345,068)		2,043
Total liabilities and shareholders’ deficit	172,800,379	$ 173,370,188		$ 22,043
Cepton Technologies, Inc [Member]
Assets:
Cash	7,655,000		$ 11,312,000		$ 11,338,000
Short-term investments	8,448,000		32,058,000
Accounts receivable	775,000		285,000		646,000
Inventories	2,840,000		3,394,000		2,408,000
Prepaid expenses and other current assets	5,547,000		1,134,000		1,296,000
Total current assets	25,265,000		48,183,000		15,688,000
Property and equipment, net	432,000		457,000		561,000
Other Assets	373,000		94,000		94,000
Total assets	26,070,000		48,734,000		16,343,000
Liabilities and Shareholders’ Equity:
Accounts payable and accrued expenses	2,143,000		1,214,000		524,000
Accrued expenses and other current liabilities	2,946,000		1,565,000		1,285,000
Current portion of debt					695,000
Total current liabilities	5,089,000		2,779,000		2,504,000
Long-term debt			1,121,000		4,214,000
Other long-term liabilities	15,000		1,293,000		15,000
Total liabilities	5,104,000		5,193,000		6,733,000
Commitments Contingencies
Convertible preferred stock – Par value $0.00001 per share – 22,806,009 shares authorized at September 30, 2021 and December 31, 2020; 21,671,491 shares issued and outstanding at September 30, 2021 and December 31, 2020; (aggregate liquidation preference of $96.7 million)	99,470,000		99,470,000		46,847,000
Shareholders’ deficit:
Common stock value
Class F stock value
Additional paid-in capital	6,155,000		2,286,000		1,336,000
Accumulated other comprehensive income	(40,000)		(18,000)		(10,000)
Retained earnings (accumulated deficit)	(84,619,000)		(58,197,000)		(38,563,000)
Total shareholders’ deficit	(78,504,000)		(55,929,000)		(37,237,000)
Total liabilities and shareholders’ deficit	$ 26,070,000		$ 48,734,000		$ 16,343,000